Risk management - Structural balance sheet risk management (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	196.60%
Value at risk, Confidence level	99.00%
Time frame from reference date	2 years
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	100.00%
NSFR (as a percent)	100.00%
Time frame from reference date	520 days